Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001005516
Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES